Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	CULLEN FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001109957
Document Creation Date	dei_DocumentCreationDate	Dec. 15, 2015
Document Effective Date	dei_DocumentEffectiveDate	Dec. 15, 2015
Prospectus Date	rr_ProspectusDate	Dec. 15, 2015